CONSOLIDATED BALANCE SHEETS (unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 2,657,379	$ 536,082
Accounts receivable	35,663	0
Inventory	2,328,686	0
Prepaid expenses and other current assets	341,314	102,789
Total current assets	8,303,356	638,871
Long term assets:
Property and equipment, net	761,042	305,271
Intangible assets - domain names, net	20,248	16,954
Other long-term assets	749,187	50,560
Right of use asset - operating lease	2,296,872	842,357
Total assets	12,130,705	1,854,013
Current liabilities:
Accounts payable	1,330,714	81,400
Accrued liabilities	154,366	34,044
Current portion of notes payable	17,438	8,873
Right of use operating lease liability, short term	328,337	141,943
Customer deposits	2,334,105	55,865
Promissory Notes	1,138,844	0
SAFE liability	0	2,000,000
Total current liabilities	5,303,804	2,322,125
Notes payable, net of discount and current portion	73,218	59,329
Right of use operating lease liability, long term	1,964,779	614,414
Total liabilities	7,341,801	2,995,868
Stockholders' equity (deficit):
Common stock: $0.00001 par value, 100,000,000 shares authorized, 2,569,717 shares issued and outstanding as of September 30, 2021, 1,937,500 issued or outstanding as of December 31, 2020	13	8
Additional paid-in capital	31,509,121	232,550
Accumulated deficit	(26,720,253)	(1,374,413)
Total stockholders’ equity (deficit)	4,788,904	(1,141,855)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY (DEFICIT)	12,130,705	1,854,013
Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock value	12	0
Series B Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock value	$ 11	$ 0